RELATED PARTIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	$ 202,000,000		$ 206,000,000
Impairment expense (Note 13)	$ 1,776,000,000		300,000,000
Proportion of ownership interest in entity (less than)	1.00%	1.00%
Defined benefit plan, balance payable	$ 0		0
Ruby Pipeline
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees		$ 24		$ 31
Impairment expense (Note 13)		$ 110
Fort Saskatchewan Ethylene Storage Limited Partnership
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	$ 5,000,000		$ 17,000,000